Income Taxes (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details 2
Noncurrent Deferred Tax Assets
Net Operating Losses	4,361,907	4,311,663
Total Deferred Tax Assets	4,361,907	4,311,663
Less: Valuation Allowance	(4,361,907)	(4,311,663)
Net Deferred Tax Assets
Net Deferred Taxes